Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	₩ 2,839,844	₩ 2,685,652
Other receivables	2,974,439	2,641,700
Trade and other receivables, net	5,814,283	5,327,352
Trade receivables	352,694	249,900
Other receivables	476,138	459,111
Trade and other receivables, net	828,832	709,011
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,286,169	3,161,234
Other receivables	3,041,028	2,763,942
Trade and other receivables, net	6,327,197	5,925,176
Trade receivables	366,107	263,367
Other receivables	522,459	507,251
Trade and other receivables, net	888,566	770,618
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Trade receivables	(438,817)	(470,239)
Other receivables	(66,402)	(121,972)
Trade and other receivables, net	(505,219)	(592,211)
Trade receivables	(610)	(632)
Other receivables	(17,970)	(19,644)
Trade and other receivables, net	(18,580)	(20,276)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(7,508)	(5,343)
Other receivables	(187)	(270)
Trade and other receivables, net	(7,695)	(5,613)
Trade receivables	(12,803)	(12,835)
Other receivables	(28,351)	(28,496)
Trade and other receivables, net	₩ (41,154)	₩ (41,331)